Equity (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2025 $ / shares	Nov. 25, 2025 USD ($)	May 14, 2025 USD ($)	Oct. 03, 2024 USD ($)	Aug. 17, 2023 USD ($)
Share Capital Note Disclosure [Line Items]
Proceeds from common shares issued					$ 156,300		$ 121,022
Number of common shares issued for options exercised | shares				675,100	675,100
Value of common shares issued for options exercised	$ 374	$ 101	$ 738		$ 1,112
Number of warrants issued for consideration | shares				215,625	215,625	100,000	100,000
Value of broker warrants issued				$ 1,100		$ 145
Warrant exercise price | $ / shares				$ 5
October 2024 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement												$ 200,000
Proceeds from common shares issued					$ 180,800
Amended October 2024 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement											$ 119,200
October 2024 ATM Equity Program [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares				15,266,061	15,266,061	21,367,527	21,367,527
Proceeds from common shares issued					$ 25,900	$ 122,600	$ 87,500
Shares issued during period, price per share | (per share)				$ 2.37		$ 5.74			$ 1.7
Cash commission paid in equity distribution agreement					$ 700		2,300
Fees incurred related to equity program							$ 400
Amended October 2024 ATM Equity Program [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares				53,540,585	53,540,585
Proceeds from common shares issued					$ 119,200
Shares issued during period, price per share | (per share)				$ 3.05					2.23
Cash commission paid in equity distribution agreement					3,100
Fees incurred related to equity program					$ 199
November 2025 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement										$ 300,000
Number of common shares issued | shares				4,925,948	4,925,948
Proceeds from common shares issued					$ 15,800
Shares issued during period, price per share | (per share)				$ 4.47					$ 3.21
Cash commission paid in equity distribution agreement					500
Fees incurred related to equity program					$ 153
August 2023 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement													$ 90,000
Number of common shares issued | shares						12,534,457	12,534,457
Proceeds from common shares issued							$ 37,400
Shares issued during period, price per share | $ / shares						$ 4.08
Cash commission paid in equity distribution agreement							1,100
Fees incurred related to equity program							$ 2
Exercise of option one [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares				500,000	500,000	100,000	100,000
Exercise price of options exercised | $ / shares					$ 1.25		$ 1.45
Exercise of option two [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares				100,000	100,000
Exercise price of options exercised | $ / shares					$ 1.1
Exercise of option three [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares				55,100	55,100
Exercise price of options exercised | $ / shares				$ 5.66
Exercise of option four [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares				20,000	20,000
Exercise price of options exercised | $ / shares				$ 6.86
Restricted share units [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares				1,846,882	1,846,882	118,600	118,600	326,644
Megawatt Mining Corp [Member] | Property [Member]
Share Capital Note Disclosure [Line Items]
Shares issued | shares				1,000,000	1,000,000